FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126


                                                     May 3, 2000

VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:  First Investors Tax-Exempt Money
                       Market Fund, Inc.
                       File Nos. 2-82572 and 811-3690
                       ------------------------------

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Tax-Exempt Money Market Fund, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 21 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   21  was   filed
electronically with the Commission.

                                            Very truly yours,

                                            FIRST INVESTORS TAX-EXEMPT
                                            MONEY MARKET FUND, INC.


                                            By: /s/ C. Durso
                                            --------------------------
                                            C. Durso, Vice President